Risk management - Schedule of evolution projection based on main macroeconomic indicators, by entity (Details)	12 Months Ended
Dec. 31, 2025
Santander UK plc
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Santander UK plc | Pessimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate	2.40%
Unemployment rate	7.30%
Housing price change	(2.90%)
GDP growth	(0.02%)
Santander UK plc | Pessimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	3.50%
Unemployment rate	5.80%
Housing price change	(0.20%)
GDP growth	0.20%
Santander UK plc | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.30%
Unemployment rate	4.50%
Housing price change	2.90%
GDP growth	1.40%
Santander UK plc | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.00%
Unemployment rate	4.20%
Housing price change	4.40%
GDP growth	2.40%
Spain
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Spain | Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.70%
Unemployment rate	12.10%
Housing price change	3.30%
GDP growth	0.20%
Spain | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.50%
Unemployment rate	9.70%
Housing price change	4.10%
GDP growth	1.60%
Spain | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.30%
Unemployment rate	8.20%
Housing price change	4.70%
GDP growth	2.40%
US | Santander Bank, National Association | Total North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
US | Santander Bank, National Association | Pessimistic scenario 2 | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	1.80%
Unemployment rate	6.40%
Housing price change	0.20%
GDP growth	1.70%
Manheim growth	(0.60%)
US | Santander Bank, National Association | Pessimistic scenario 1 | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	2.60%
Unemployment rate	5.00%
Housing price change	0.70%
GDP growth	1.90%
Manheim growth	(0.10%)
US | Santander Bank, National Association | Base scenario | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	4.20%
Housing price change	1.30%
GDP growth	2.00%
Manheim growth	0.30%
US | Santander Bank, National Association | Optimistic scenario | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	3.00%
Unemployment rate	3.70%
Housing price change	2.10%
GDP growth	2.70%
Manheim growth	0.10%
US | Santander Consumer USA Holdings Inc. | Total North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
US | Santander Consumer USA Holdings Inc. | Pessimistic scenario 2 | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	1.80%
Unemployment rate	6.40%
Housing price change	0.20%
GDP growth	1.70%
Manheim index	(0.60%)
US | Santander Consumer USA Holdings Inc. | Pessimistic scenario 1 | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	2.60%
Unemployment rate	5.00%
Housing price change	0.70%
GDP growth	1.90%
Manheim index	(0.10%)
US | Santander Consumer USA Holdings Inc. | Base scenario | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	4.20%
Housing price change	1.30%
GDP growth	2.00%
Manheim index	0.30%
US | Santander Consumer USA Holdings Inc. | Optimistic scenario | Total North America
Disclosure of credit risk exposure [line items]
Interest rate	3.00%
Unemployment rate	3.70%
Housing price change	2.10%
GDP growth	2.70%
Manheim index	0.10%
Brazil | Total South America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Brazil | Banco Santander (Brasil) S.A. | Pessimistic scenario | Total South America
Disclosure of credit risk exposure [line items]
Interest rate	11.50%
Unemployment rate	8.00%
Housing price change	1.10%
GDP growth	(0.20%)
Burden income	27.00%
Brazil | Banco Santander (Brasil) S.A. | Base scenario | Total South America
Disclosure of credit risk exposure [line items]
Interest rate	10.90%
Unemployment rate	6.50%
Housing price change	5.90%
GDP growth	1.90%
Burden income	26.80%
Brazil | Banco Santander (Brasil) S.A. | Optimistic scenario | Total South America
Disclosure of credit risk exposure [line items]
Interest rate	10.30%
Unemployment rate	5.40%
Housing price change	10.30%
GDP growth	3.80%
Burden income	26.10%